Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
CIK	dei_EntityCentralIndexKey	0000918199
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2022
Prospectus Date	rr_ProspectusDate	Jan. 30, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes International Leaders Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGFAX
Federated Hermes International Leaders Fund | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGFBX
Federated Hermes International Leaders Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGFCX
Federated Hermes International Leaders Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGFRX
Federated Hermes International Leaders Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGFLX
Federated Hermes International Leaders Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGRSX
Federated Hermes International Small-Mid Company Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISCAX
Federated Hermes International Small-Mid Company Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISCCX
Federated Hermes International Small-Mid Company Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISCIX